Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 38,174	$ 62,478
Short-term restricted cash	484	1,034
Prepaid expenses and other current assets	1,929	6,344
Refundable tax credit	314	1,276
Total current assets	40,901	71,132
Operating lease right-of-use assets	2,157	3,331
Other assets	351	507
Total assets	43,409	74,970
Current liabilities:
Current portion of debt	239	208
Accounts payable	1,486	1,495
Accrued expenses	5,525	9,066
Operating lease liabilities - current	737	1,751
Total current liabilities	7,987	12,520
Debt, net of current portion	61	168
Operating lease liabilities	1,635	2,395
Other liabilities	0	16
Total liabilities	9,683	15,099
Commitments and contingencies (Note 7)
Stockholders' equity:
Preferred stock, $0.001 par value: 5,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock, $0.001 par value: 100,000,000 shares authorized; 18,999,701 shares and 18,266,545 shares issued and outstanding at December 31, 2020 and 2019, respectively	19	18
Additional paid-in capital	277,647	267,018
Accumulated deficit	(245,060)	(208,654)
Accumulated other comprehensive income	452	165
Total stockholders' equity attributable to Millendo Therapeutics, Inc.	33,058	58,547
Equity attributable to noncontrolling interests	668	1,324
Total stockholders' equity	33,726	59,871
Total liabilities and stockholders' equity	$ 43,409	$ 74,970